Employee Benefit Plan, Schedule, Asset Held for Investment (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current value

*	BrandywineGlobal Corporate Credit Fund	Mutual fund	**	$10,950,362
*	BrandywineGlobal Global Opportunities Fund (non-hedged)	Mutual fund	**	1,045,964
*	ClearBridge Dividend Strategy Fund	Mutual fund	**	14,584,202
*	ClearBridge Large Cap Growth Fund	Mutual fund	**	29,618,784
*	ClearBridge Sustainability Leaders Fund	Mutual fund	**	3,004,681
*	Franklin Core Plus Bond Fund	Mutual fund	**	20,352,607
*	Franklin DynaTech Fund	Mutual fund	**	55,182,988
*	Franklin Equity Income Fund Class R6	Mutual fund	**	43,077,339
*	Franklin Growth Fund Class R6	Mutual fund	**	346,477,359
*	Franklin High Income Fund	Mutual fund	**	8,882,584
*	Franklin Income Fund Class R6	Mutual fund	**	115,758,567
*	Franklin International Growth Fund Class R6	Mutual fund	**	22,151,412
*	Franklin Mutual Beacon Fund	Mutual fund	**	163,092,081
*	Franklin Rising Dividends Fund Class R6	Mutual fund	**	117,768,987
*	Franklin Small Cap Growth Fund Class R6	Mutual fund	**	84,949,904
*	Franklin Small Cap Value Fund Class R6	Mutual fund	**	57,224,720
	PGIM US Broad Market High Yield Fund	Mutual fund	**	10,638,332
*	Putnam Core Bond Fund R6	Mutual fund	**	2,912,619
*	Putnam US Research Fund R6	Mutual fund	**	1,947,554
*	Putnam Stable Value Fund Gross	Mutual fund	**	12,997,210
	T. Rowe Price Large Cap Growth	Mutual fund	**	29,675,011
*	Templeton Developing Markets Trust Class R6	Mutual fund	**	63,990,548
*	Templeton Foreign Fund Class R6	Mutual fund	**	25,443,390
*	Templeton Global Bond Fund Class R6	Mutual fund	**	17,606,617
	Vanguard Equity Income Fund	Mutual fund	**	27,798,169
	Vanguard International Value Fund	Mutual fund	**	12,012,643
	Galliard Stable Return Fund Class Q	Collective trust	**	114,621,930
	Loomis Sayles Global Aggregate Bond CIT Class C	Collective trust	**	553,435
	MFS International Growth CIT Class 2	Collective trust	**	9,428,525
*	Putnam Large Cap Value Trust (IA)	Collective trust	**	5,023,260
*	Putnam Retirement Advantage 2030 Trust	Collective trust	**	1,122,024
*	Putnam Retirement Advantage 2035 Trust	Collective trust	**	144,762
*	Putnam Retirement Advantage 2040 Trust	Collective trust	**	605,151
*	Putnam Retirement Advantage 2045 Trust	Collective trust	**	681,538
*	Putnam Retirement Advantage 2050 Trust	Collective trust	**	893,491

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current value

*	Putnam Retirement Advantage 2055 Trust	Collective trust	**	$849,249
*	Putnam Retirement Advantage 2060 Trust	Collective trust	**	296,788
*	Putnam Retirement Advantage 2065 Trust	Collective trust	**	904,091
*	Putnam Retirement Advantage Maturity Trust	Collective trust	**	10,438
	State Street International Index Lending Fund	Collective trust	**	76,740,269
	State Street Russell SMID Index Lending Fund	Collective trust	**	70,647,013
	State Street S&P 500 Index Lending Fund	Collective trust	**	552,240,318
	State Street Target Retirement 2025 Lending Fund	Collective trust	**	51,181,268
	State Street Target Retirement 2030 Lending Fund	Collective trust	**	92,664,352
	State Street Target Retirement 2035 Lending Fund	Collective trust	**	139,690,102
	State Street Target Retirement 2040 Lending Fund	Collective trust	**	131,649,894
	State Street Target Retirement 2045 Lending Fund	Collective trust	**	93,073,078
	State Street Target Retirement 2050 Lending Fund	Collective trust	**	94,386,651
	State Street Target Retirement 2055 Lending Fund	Collective trust	**	58,277,983
	State Street Target Retirement 2060 Lending Fund	Collective trust	**	15,003,105
	State Street Target Retirement 2065 Lending Fund	Collective trust	**	7,672,604
	State Street Target Retirement 2070 Lending Fund	Collective trust	**	12,759
	State Street Target Retirement Income Lending Fund	Collective trust	**	18,164,090
	State Street US Bond Index Lending Fund	Collective trust	**	69,824,222
	Wellington Core Bond Plus CIT II Series 4	Collective trust	**	3,157,397
	Wellington Emerging Markets Research Equity CIF II Series 2	Collective trust	**	8,189,551
*	Franklin Resources, Inc. common stock	Common stock	**	34,020,928
*	Various	Self-directed brokerage accounts	**	220,849,921
*	Participant loans	Participant loans - various rates ranging from 3.25% to 9.50% and various maturities through September 2046	—	13,901,533
		Total		$3,185,626,354

*	Represents a party-in-interest to the Plan.
**	Cost information is not required for participant-directed investments.